Note 12 - Warrant Derivative - Reconciliation of Change in Fair Value (Details) - CAD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Balance, August 11, 2022	$ 7,507
Change in fair value of warrant derivative	(4,818)	$ 4,347	$ (0)	$ (0)
Foreign exchange loss	471
Balance, March 31, 2023	$ 3,160	$ 3,160